SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 10 – SUBSEQUENT EVENTS Additional insurance proceeds of approximately $2.5 million were received in July and August 2019 for 100% working interest related to the Tau well incident (see Note 3).

NOTE 12 – SUBSEQUENT EVENTS

In October 2018, the Company purchased an insurance policy for $159,995 and financed $146,310 of the premium by executing a note payable.

In October 2018, the Company paid the 80% lease bonus payment and the first year rentals in the amount of $139,809 and was awarded Gulf of Mexico lease block Eugene Island, South Addition 371.

In November 2018, the Company paid the 80% lease bonus payment and the first year rentals in the amount of $187,809 and was awarded Gulf of Mexico lease block Vermillion, South Addition 376.